Clipper Fund
March 31, 2025

CLIPPER FUNDSM
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (97.68%)
COMMUNICATION SERVICES – (13.59%)
Media & Entertainment – (13.59%)
Alphabet Inc., Class A	376,804	$58,268,970
ASAC II L.P. *(a)(b)(c)	407,313	388,699
Meta Platforms, Inc., Class A	164,574	94,853,871
Total Communication Services		153,511,540
CONSUMER DISCRETIONARY – (12.17%)
Consumer Discretionary Distribution & Retail – (5.77%)
Amazon.com, Inc. *	220,667	41,984,103
Naspers Ltd. - N (South Africa)	93,460	23,177,194
		65,161,297
Consumer Services – (6.40%)
MGM Resorts International *	1,425,810	42,261,009
Restaurant Brands International Inc. (Canada)	293,600	19,565,504
Trip.com Group Ltd., ADR (China)	166,040	10,556,823
		72,383,336
Total Consumer Discretionary		137,544,633
CONSUMER STAPLES – (1.67%)
Food, Beverage & Tobacco – (1.67%)
Tyson Foods, Inc., Class A	296,020	18,889,036
Total Consumer Staples		18,889,036
ENERGY – (3.33%)
ConocoPhillips	103,890	10,910,528
Tourmaline Oil Corp. (Canada) (d)	553,770	26,706,256
Total Energy		37,616,784
FINANCIALS – (37.42%)
Banks – (8.92%)
Danske Bank A/S (Denmark)	668,121	21,868,533
U.S. Bancorp	1,135,750	47,951,365
Wells Fargo & Co.	432,262	31,032,089
		100,851,987
Financial Services – (19.65%)
Capital Markets – (1.17%)
Bank of New York Mellon Corp.	157,533	13,212,293
Consumer Finance – (8.31%)
Capital One Financial Corp.	523,553	93,873,053
Financial Services – (10.17%)
Berkshire Hathaway Inc., Class A *	144	114,975,590
		222,060,936
Insurance – (8.85%)
Life & Health Insurance – (1.76%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,326,500	19,855,716
Property & Casualty Insurance – (7.09%)
Markel Group Inc. *	42,857	80,125,876
		99,981,592
Total Financials		422,894,515
HEALTH CARE – (18.34%)
Health Care Equipment & Services – (15.78%)
Cigna Group	116,950	38,476,550
CVS Health Corp.	781,360	52,937,140
Humana Inc.	156,590	41,433,714
Quest Diagnostics Inc.	136,120	23,031,504
Solventum Corp. *	295,500	22,469,820
		178,348,728
Pharmaceuticals, Biotechnology & Life Sciences – (2.56%)
Viatris Inc.	3,314,190	28,866,595
Total Health Care		207,215,323
	Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (2.90%)
Capital Goods – (1.96%)
AGCO Corp.	116,310	$10,766,817
Owens Corning	79,350	11,332,767
		22,099,584
Transportation – (0.94%)
DiDi Global Inc., Class A, ADS (China) *	2,199,482	10,645,493
Total Industrials		32,745,077
INFORMATION TECHNOLOGY – (6.51%)
Semiconductors & Semiconductor Equipment – (4.93%)
Applied Materials, Inc.	383,685	55,680,367
Technology Hardware & Equipment – (1.58%)
Samsung Electronics Co., Ltd. (South Korea)	450,750	17,870,192
Total Information Technology		73,550,559
MATERIALS – (1.75%)
Teck Resources Ltd., Class B (Canada)	544,250	19,827,027
Total Materials		19,827,027
TOTAL COMMON STOCK – (Identified cost $666,213,668)		1,103,794,494

	Principal	Value
SHORT-TERM INVESTMENTS – (2.25%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.36%, 04/01/25 (e)	$10,196,000	$10,196,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.36%, 04/01/25 (f)	15,261,000	15,261,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $25,457,000)		25,457,000
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (2.03%)
MONEY MARKET FUNDS – (2.03%)
State Street Navigator Securities Lending Government Money Market Portfolio	22,922,400	22,922,400
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (Identified cost $22,922,400)		22,922,400
Total Investments – (101.96%) – (Identified cost $714,593,068)		1,152,173,894
Liabilities Less Other Assets – (1.96%)		(22,136,090)
Net Assets – (100.00%)		$1,130,037,804

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $388,699 or 0.03% of the Fund's net assets as of March 31, 2025.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.

CLIPPER FUNDSM
Schedule of Investments - (Continued)
March 31, 2025 (Unaudited)
(d)
Security is partially on loan - The Fund has entered into a securities lending arrangement with State Street Bank and Trust Company
(“State Street Bank”). Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees,
State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of March 31, 2025, the Fund had on loan securities valued at
$22,109,232; cash of $22,922,400 was received as collateral for the loans.
The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

(e)	Dated 03/31/25, repurchase value of $10,197,235 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%- 6.50%, 01/01/34-11/01/51, total fair value $10,399,920).
(f)
Dated 03/31/25, repurchase value of $15,262,848 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.875%, 05/01/25-04/20/73, total fair value
$15,566,220).

Please refer to “Notes to Schedule of Investments” on page 3 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

CLIPPER FUNDSM
Notes to Schedule of Investments
March 31, 2025 (Unaudited)
Security Valuation - The Fund’s Board of Trustees has designated Davis Selected Advisers, L.P. (“Adviser”), the Fund's investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

CLIPPER FUNDSM
Notes to Schedule of Investments - (Continued)
March 31, 2025 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs*	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$153,122,841	$–	$388,699	$153,511,540
Consumer Discretionary	114,367,439	23,177,194	–	137,544,633
Consumer Staples	18,889,036	–	–	18,889,036
Energy	37,616,784	–	–	37,616,784
Financials	381,170,266	41,724,249	–	422,894,515
Health Care	207,215,323	–	–	207,215,323
Industrials	32,745,077	–	–	32,745,077
Information Technology	55,680,367	17,870,192	–	73,550,559
Materials	19,827,027	–	–	19,827,027
Short-Term Investments	–	25,457,000	–	25,457,000
Investment of cash collateral for securities loaned	–	22,922,400	–	22,922,400
Total Investments	$1,020,634,160	$131,151,035	$388,699	$1,152,173,894

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2025. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2025 was $0. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at January 1, 2025	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2025
Investments in Securities:
Common Stock	$388,699	$–	$–	$–	$–	$–	$–	$388,699
Total Level 3	$388,699	$–	$–	$–	$–	$–	$–	$388,699

CLIPPER FUNDSM
Notes to Schedule of Investments - (Continued)
March 31, 2025 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at March 31, 2025	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Investments in Securities:
Common Stock	$388,699	Income Approach / Discounted Cash Flow	Annualized Yield	5.188%	Decrease
Total Level 3	$388,699
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund's investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At March 31, 2025, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$720,638,666

Unrealized appreciation	510,670,518
Unrealized depreciation	(79,135,290)
Net unrealized appreciation	$431,535,228